Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Fair Value of Financial Instruments
We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at June 30, 2013:

Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
None	$--	$--	$--	$--
Total assets measured at fair value	$--	$--	$--	$--

Liabilities
Derivative valuation (1)	$1,275,275	$--	$--	$1,275,275
Total liabilities measured at fair value	$1,275,275	$--	$--	$1,275,275

(1) See Notes 6 & 7 for additional discussion.

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at December 31, 2012:

Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Assets
None	--	--	--	--
Total assets measured at fair value	$--	$--	$--	$--

Liabilities
Derivative valuation (1)	$1,191,269	$--	$--	$1,191,269
Total liabilities measured at fair value	$1,191,269	$--	$--	$1,191,269

(1)	See Notes 4 & 5 for additional discussion.

Schedule of Liabilities Measured at Fair Value on a Recurring Basis using Significant Unobservable Inputs
The table below presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2013.  We classify financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model.

Derivative
Valuation
Liability
Balance at December 31, 2012	$(1,191,269)
Total gains or losses (realized and unrealized)
Included in net loss	(25,606)
Valuation adjustment	--
Purchases, issuances, and settlements, net	(58,400)
Transfers to Level 3	--
Balance at June 30, 2013	$(1,275,275)

The table below presents our assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2012.  We classify financial instruments in Level 3 of the fair value hierarchy when there is reliance on at least one significant unobservable input to the valuation model.

Derivative
Valuation
Liability
Balance at December 31, 2011	$(3,760,200)
Total gains or losses (realized and unrealized)
Included in net income	8,829,748
Valuation adjustment	--
Purchases, issuances, and settlements, net	(6,260,817)
Transfers to Level 3	--
Balance at December 31, 2012	$(1,191,269)